9a. EMPLOYMENT CONTRACT	12 Months Ended
Dec. 31, 2015
A. Employment Contract
9a. EMPLOYMENT CONTRACT

Pursuant to the Christian Disposal, LLC and subsidiary purchase, the company has entered into an employment contract with its Area Vice President of Business Development and Marketing through 2020 that provides for a minimum annual salary, cash and stock option bonuses. At December 31, 2015, the total commitment, excluding incentives, was approximately $1,500,000.